DEBT - Credit Facilities Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 30, 2018 USD ($)	Jul. 31, 2013 USD ($) tranche	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)	Feb. 05, 2014 USD ($)
Debt Instrument [Line Items]
Substantial Doubt about Going Concern, Expected Proceeds from Debt Instrument			$ 150,000
Repayments of debt			271,858	$ 215,363	$ 239,903
Secured Debt | Golar Arctic Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 87,500
Basis spread on variable rate			2.25%
Debt Instrument, Maturity Term			5 years
Final payment amount			$ 52,800
Secured Debt | Golar Viking 2015 Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 62,500
Basis spread on variable rate			2.50%
Debt Instrument, Maturity Term			5 years
Final payment amount			$ 37,800
Secured Debt | GoFLNG Hilli Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 700,000
Percentage of initial project budget			60.00%
Interest rate			6.25%
Balance outstanding under pre-delivery facility			$ 250,000
Secured Debt | GoFLNG Hilli Facility | Scenario, Forecast
Debt Instrument [Line Items]
Purchase price	$ 1,200,000
Sale Leaseback Transaction, Term	10 years
Secured Debt | Golar Igloo Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 161,300
Secured Debt | $1.125 billion newbuild facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,125,000	$ 1,125,000
Description of variable rate basis			LIBOR
Final payment amount			$ 131,000
Number of vessels | vessel				8
Number of tranches | tranche		3
Secured Debt | $449 million newbuild facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 449,000
Debt Instrument, Maturity Term			12 years
Percentage guaranteed			95.00%
Shareholder Notes Payable | K-Sure Tranche [Axis] [Domain]
Debt Instrument [Line Items]
Interest rate		2.10%
Shareholder Notes Payable | KEXIM Tranche [Domain]
Debt Instrument [Line Items]
Interest rate		2.75%